COST OF SALES (Tables)	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Components of cost of sales

		Years ended December 31,
	Notes	2022	2021
Operating costs[1]		$526.6	$508.4
Royalties	37(b)	43.8	40.7
Depreciation expense[2]		240.5	264.2
		$810.9	$813.3
1.Operating costs include mine production, transport and smelter costs, and site administrative expenses.
2.Depreciation expense excludes depreciation related to corporate office assets, which is included in general and administrative expenses.